Income Taxes - Deferred Tax Assets & Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Federal and state income tax credits	$ 21,279	$ 6,334
Net operating loss carryforward	132,471	41,444
Start-up costs capitalized	1,490	1,157
Stock-based compensation	8,260	1,816
Tenant allowance	0	3,075
Finance lease liability	3,718	0
Property and equipment, net	4,069	0
Accrued expenses and other	0	104
Total deferred tax assets	171,287	53,930
Valuation allowance	(162,496)	(47,672)	$ (19,800)
Deferred tax assets, net of valuation allowance	8,791	6,258
Deferred tax liabilities:
Intangible assets	(1,020)	(3,277)
Finance lease asset	(7,786)	0
Property and equipment	0	(4,053)
Other	7	0
Total deferred tax liabilities	(8,799)	(7,330)
Deferred tax liabilities, net	$ (8)	$ (1,072)